Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
6.	CASH AND CASH EQUIVALENTS

The main components of cash equivalents were:

•	UCITS and interest-bearing current accounts, available immediately;
•	Term accounts, available within the contractual maturities or by the way of early exit; and
•	Negotiable medium-term notes, available with a quarterly maturity or by the way of early exit.

These investments, summarized in the tables below, are short-term, highly liquid and subject to insignificant risk of changes in value.

Cash and cash equivalents	As of
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Short-term deposits	244,279	201,522	263,147
Cash on hand and bank accounts	29,541	5,718	13,601
TOTAL	273,820	207,240	276,748

Short-term deposits	As of
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
UCITS	38,052	29,189	3,096
TERM ACCOUNTS	138,967	124,316	215,018
NEGOTIABLE MEDIUM-TERM NOTES	4,150	—	—
INTEREST-BEARING CURRENT ACCOUNT	63,110	48,017	45,033
TOTAL	244,279	201,522	263,147